GOODWILL AND OTHER INTANGIBLES (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the nine months ended September 30, 2020 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2020	$1,732	$587	$59	$5	$155	$2,538
Decrease	(14)	—	—	—	—	(14)
Foreign currency translation and other	(3)	(2)	2	—	—	(3)
Goodwill impairment charge	—	(585)	—	—	—	(585)
Balance at September 30, 2020	$1,715	$—	$61	$5	$155	$1,936

Summary of Other Intangible Assets
As of September 30, 2020 and December 31, 2019, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2020			December 31, 2019
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$305	$234	$71	$320	$224	$96
Patents, concessions, and licenses and other	5-25	1,977	1,601	376	1,965	1,528	437
		2,282	1,835	447	2,285	1,752	533
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,555	$1,835	$720	$2,558	$1,752	$806